Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The MDCC designed our executive compensation program to link a majority of our NEOs’ realized compensation to achievement of Sylvamo’s financial, commercial and strategic goals, and to align executives’ interest with those of shareowners. The table below shows the total compensation for our NEOs for the past five years, the “compensation actually paid” to our CEO and, on an average basis, our other NEOs, our TSR, the TSR of the S&P Small Cap Materials Index, our net income and our financial performance measure for compensatory purposes, Free Cash Flow.

					Value of Initial Fixed $100 Investment Based on
Year (1)	Summary Compensation Table Total for CEO ($) (2)(3)	Compensation Actually Paid to CEO ($) (4)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (5)	Average Compensation Actually Paid to Non- CEO NEOs ($) (4)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income ($) (7)	Free Cash Flow ($) (8)
2025	7,685,872	(4,832,408)	2,023,346	714,512	160.01	134.73	132	44
2024	8,392,842	15,883,111	2,072,926	3,382,827	254.22	117.63	302	248
2023	6,811,434	8,298,121	1,759,174	1,988,885	154.36	116.45	253	294
2022	6,961,579	9,935,515	1,808,233	2,451,556	148.12	97.06	118	332
2021	3,621,135	3,557,687	1,043,829	1,026,713	84.52	103.35	62	117
(1) On October 1, 2021, the Company spun off from International Paper and became a publicly traded company, as such we are reporting fiscal 2025, 2024, 2023, and 2022 and the period October 1, 2021 through December 31, 2021.
(2) The amounts shown in this column represent the total compensation per the Summary
Compensation
Table (see page 46) for our CEO, Mr. Ribiéras, for the fiscal years 2025, 2024, 2023, 2022 and the period October 1, 2021 through December 31, 2021.
(3) The amounts shown for 2022, 2023, and 2024 were revised in the Summary Compensation Table (see page 46) as part of “All Other Compensation” for the “Personal Use of Charter Aircraft” to reflect travel conducted during our 2022, 2023, and 2024 fiscal years, respectively. In prior proxy statements, for 2022, 2023, and 2024 we disclosed amounts in the “All Other Compensation” table based on the 12-month period used for IRS reporting. The above disclosure represents an increase over the prior disclosed amount of $51,384 for 2022 and a decrease of $14,154 for 2023 and $34,016 for 2024.
(4) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO NEOs (“Other NEOs) during the applicable year as they include (i) the year-end value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. The NEOs included for 2025 are Messrs. Devlin, Sims, Barron, Davoli and Ms. Kalman, for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs for 2025:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change In the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2025

CEO, Mr. Ribiéras	7,685,872	(5,445,275)	(7,073,005)	—	—	(4,832,408)

Other NEOs	2,023,346	(1,325,412)	16,578	—	—	714,512
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable
year.

(b) The amounts shown in this column represents the year-over-y ear ch
ange in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2025

Fair Value of Equity Awards	CEO	Other NEOs
As of December 31, 2025 for unvested awards granted during the year	870,015	910,173
Year-over-year increase of unvested awards granted in prior years	(5,684,132)	(826,952)
Decrease from prior fiscal year-end for awards that vested during the year	(547,908)	(66,643)
Unvested prior year awards that were forfeit during the year	(1,710,980)	—
Total Equity Award Adjustments	(7,073,005)	16,578
(c) Amounts shown represent the change in the actuarial present value of our
CEO’s
and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.
(5) The amounts shown in this column represent the total compensation, per the Summary Compensation Table, for our NEOs, other than the CEO, for fiscal year 2025, 2024, 2023 and 2022 and the period October 1, 2021 through December 31, 2021.
(6) The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Sylvamo’s Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
(7) The amounts shown are in millions and reflect Net Income from Continuing Operations for the years ended December 31, 2025, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021.
(8) The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2025, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 70.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	The NEOs included for 2025 are Messrs. Devlin, Sims, Barron, Davoli and Ms. Kalman, for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs for 2025:
Peer Group Issuers, Footnote	The amounts shown in this column reflect the cumulative total shareholder return of the S&P Small Cap Materials Index, as of December 31, 2025, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The S&P Small Cap Materials Index is the peer group used by Sylvamo for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Sylvamo’s Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
PEO Total Compensation Amount	$ 7,685,872	$ 8,392,842	$ 6,811,434	$ 6,961,579	$ 3,621,135
PEO Actually Paid Compensation Amount	$ (4,832,408)	15,883,111	8,298,121	9,935,515	3,557,687
Adjustment To PEO Compensation, Footnote
(4) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO NEOs (“Other NEOs) during the applicable year as they include (i) the year-end value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. The NEOs included for 2025 are Messrs. Devlin, Sims, Barron, Davoli and Ms. Kalman, for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs for 2025:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change In the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2025

CEO, Mr. Ribiéras	7,685,872	(5,445,275)	(7,073,005)	—	—	(4,832,408)

Other NEOs	2,023,346	(1,325,412)	16,578	—	—	714,512
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable
year.

(b) The amounts shown in this column represents the year-over-y ear ch
ange in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2025

Fair Value of Equity Awards	CEO	Other NEOs
As of December 31, 2025 for unvested awards granted during the year	870,015	910,173
Year-over-year increase of unvested awards granted in prior years	(5,684,132)	(826,952)
Decrease from prior fiscal year-end for awards that vested during the year	(547,908)	(66,643)
Unvested prior year awards that were forfeit during the year	(1,710,980)	—
Total Equity Award Adjustments	(7,073,005)	16,578
(c) Amounts shown represent the change in the actuarial present value of our
CEO’s
and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.

Non-PEO NEO Average Total Compensation Amount	$ 2,023,346	2,072,926	1,759,174	1,808,233	1,043,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 714,512	3,382,827	1,988,885	2,451,556	1,026,713
Adjustment to Non-PEO NEO Compensation Footnote
(4) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported above. The amounts shown do not necessarily reflect the actual amounts of compensation paid to our CEO or non-CEO NEOs (“Other NEOs) during the applicable year as they include (i) the year-end value of equity awards granted during the reported year that have not yet vested, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the fiscal year and (iii) certain pension related costs. The NEOs included for 2025 are Messrs. Devlin, Sims, Barron, Davoli and Ms. Kalman, for 2024 are Messrs. Sims, Barron, Davoli and Wilczynski, for 2023 are Messrs. Sims, Barron, Davoli and Gibson, for 2022 are Messrs. Sims, Gibson, Barron and Wilczynski, and for 2021 Messrs. Sims, Gibson, Cleves and Wilczynski. Below is a calculation of “compensation actually paid” to the CEO and Other NEOs for 2025:

Year/ Executive	Summary Compensation Table Total ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change In the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid ($)

2025

CEO, Mr. Ribiéras	7,685,872	(5,445,275)	(7,073,005)	—	—	(4,832,408)

Other NEOs	2,023,346	(1,325,412)	16,578	—	—	714,512
(a) The amounts shown in this column represent the grant date fair value of the equity awards to our CEO and Other NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable
year.

(b) The amounts shown in this column represents the year-over-y ear ch
ange in the fair value of equity awards to our CEO and Other NEOs, as itemized in the table below.

	2025

Fair Value of Equity Awards	CEO	Other NEOs
As of December 31, 2025 for unvested awards granted during the year	870,015	910,173
Year-over-year increase of unvested awards granted in prior years	(5,684,132)	(826,952)
Decrease from prior fiscal year-end for awards that vested during the year	(547,908)	(66,643)
Unvested prior year awards that were forfeit during the year	(1,710,980)	—
Total Equity Award Adjustments	(7,073,005)	16,578
(c) Amounts shown represent the change in the actuarial present value of our
CEO’s
and Other NEOs’ accumulated benefit under all benefit and actuarial pension plans in which they participant, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table.
(d) Amounts shown represent the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO and Other NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The list below illustrates the four most important financial performance measures and link the “compensation actually paid” to company performance for our CEO and other NEOs in 2025. Each of these metrics is described in more detail in the CD&A under the section “Elements of Our Executive Compensation Program” beginning on page 63.
Financial Performance Measures
Adjusted EBITDA Margin
Free Cash Flow
Relative Total Shareholder Return
Return on Invested Capital

Total Shareholder Return Amount	$ 160.01	254.22	154.36	148.12	84.52
Peer Group Total Shareholder Return Amount	134.73	117.63	116.45	97.06	103.35
Net Income (Loss)	$ 132,000,000	$ 302,000,000	$ 253,000,000	$ 118,000,000	$ 62,000,000
Company Selected Measure Amount	44,000,000	248,000,000	294,000,000	332,000,000	117,000,000
PEO Name	Mr. Ribiéras
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	The amounts shown are in millions and reflect the Free Cash Flow for the years ended December 31, 2025, 2024, 2023 and 2022 and for the period October 1, 2021 through December 31, 2021. See the reconciliation to U.S. GAAP starting on page 70.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,073,005)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	870,015
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,684,132)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,908)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,710,980)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,445,275)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,578
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,173
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(826,952)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,643)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,325,412)